CONSOLIDATED INCOME STATEMENTS - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED INCOME STATEMENTS
Revenues	$ 2,059,101	$ 2,270,728	$ 2,581,043
Employee benefit expenses and severance payments	(514,462)	(568,830)	(556,999)
Interconnection and transmission costs	(60,793)	(69,927)	(92,578)
Fees for services, maintenance, materials and supplies	(258,717)	(275,459)	(299,848)
Taxes and fees with the Regulatory Authority	(158,189)	(174,360)	(198,619)
Commissions and advertising	(120,602)	(137,536)	(147,962)
Cost of equipment	(111,078)	(107,560)	(127,151)
Programming and content costs	(116,172)	(142,441)	(175,606)
Bad debt expenses	(44,652)	(57,118)	(48,424)
Other operating expenses	(95,040)	(113,499)	(128,490)
Depreciation, amortization and impairment of Fixed Assets	(704,461)	(1,542,467)	(822,272)
Operating loss	(125,065)	(918,469)	(16,906)
Earnings (losess) from associates and joint ventures	(1,888)	2,550	2,398
Financial costs	(634,307)	92,625	174,096
Other financial results, net	173,316	100,379	102,811
Income (loss) before income tax	(587,944)	(722,915)	262,399
Income tax benefit (expense)	338,257	82,536	(202,105)
Net income (loss) for the year	(249,687)	(640,379)	60,294
Attributable to:
Controlling Company	(257,730)	(647,208)	52,559
Non-controlling interest	$ 8,043	$ 6,829	$ 7,735
Earnings per share for income (loss) attributable to the Controlling Company
Basic earnings income (loss) per share	$ (119.67)	$ (300.51)	$ 24.40
Diluted earnings income (loss) per share	$ (119.67)	$ (300.51)	$ 24.40